Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 - INVENTORY At March 31, 2020 and September 30, 2019, inventory consists of finished goods and was valued at $471,846 and $118,558, respectively.	NOTE 4 - INVENTORY At September 30, 2019 and 2018, inventory consists of finished goods and was valued at $118,558 and $533,106, respectively.